Carve-Out Assumptions And Allocations (Tables)	12 Months Ended
Dec. 31, 2012
General And Adminstrative Expenses

The following expenses included in the accounting records of Walker Licensing have been attributed by management of Walker Digital to the operations being retained by Walker Licensing and accordingly have been excluded from the results of operations of Walker Digital (dollars in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
General and Administrative Expenses:
Rent and utilities	$118	$100
Insurance	5	3
Telephone	10	9
Office services and supplies	25	30
Other	10	14

Total General and Administrative Expenses	$168	$156